Expense Example - FidelitySustainableMulti-AssetFund-AMCIPRO - FidelitySustainableMulti-AssetFund-AMCIPRO - Fidelity Sustainable Multi-Asset Fund	Nov. 29, 2022 USD ($)
Fidelity Advisor Sustainable Multi-Asset Fund - Class I
Expense Example:
1 year	$ 57
3 years	189
5 years	334
10 years	756
Fidelity Advisor Sustainable Multi-Asset Fund - Class M
Expense Example:
1 year	454
3 years	684
5 years	934
10 years	1,649
Fidelity Advisor Sustainable Multi-Asset Fund - Class C
Expense Example:
1 year	259
3 years	501
5 years	870
10 years	1,704
Fidelity Advisor Sustainable Multi-Asset Fund - Class A
Expense Example:
1 year	653
3 years	827
5 years	1,018
10 years	$ 1,569